The Gabelli Global Utility & Income Trust

Schedule of Investments — March 31, 2021 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 85.6%
	ENERGY AND UTILITIES — 40.9%
	Alternative Energy — 3.7%
	Non U.S. Companies
68,000	Siemens Gamesa Renewable Energy SA†	$2,631,539
450	SolarEdge Technologies Inc.†	129,348
1,700	Vestas Wind Systems A/S	348,938

	U.S. Companies
1,950	Brookfield Renewable Corp., Cl. A	91,260
36,314	NextEra Energy Partners LP	2,646,564
8,150	Ormat Technologies Inc.	640,020

		6,487,669

	Diversified Industrial — 2.1%
	Non U.S. Companies
16,000	Bouygues SA	641,514
16,500	Jardine Matheson Holdings Ltd.	1,078,935
17,000	Jardine Strategic Holdings Ltd.	561,340

	U.S. Companies
29,000	Flowserve Corp.	1,125,490
22,000	General Electric Co.	288,860
4,500	Mueller Water Products Inc., Cl. A	62,505

		3,758,644

	Electric Transmission and Distribution — 2.5%
	Non U.S. Companies
8,500	Algonquin Power & Utilities Corp.	134,666
1,700	Boralex Inc., Cl. A	53,461
28,000	Enel Chile SA, ADR	109,760
1,000	Equatorial Energia SA	4,394
12,000	Fortis Inc.	520,697
1,250	Fortis Inc.	54,214
8,600	Landis+Gyr Group AG	578,702
1,100	Orsted AS	177,661
20,000	Red Electrica Corp. SA	354,155

	U.S. Companies
2,400	Consolidated Edison Inc.	179,520
350	Sempra Energy	46,403
30,000	Twin Disc Inc.†	286,800
6,000	Unitil Corp.	274,140
16,300	WEC Energy Group Inc.	1,525,517

		4,300,090

	Energy and Utilities: Integrated — 22.8%
	Non U.S. Companies
140,000	A2A SpA	254,804
14,000	BP plc, ADR	340,900
10,000	Chubu Electric Power Co. Inc.	128,697
152,000	Datang International Power Generation Co. Ltd., Cl. H	24,245
2,000	E.ON SE	23,276

Shares		Market Value

14,000	E.ON SE, ADR	$163,940
20,615	EDP - Energias de Portugal SA	117,733
9,000	EDP - Energias de Portugal SA, ADR	519,750
15,000	Electric Power Development Co. Ltd.	262,000
35,000	Emera Inc.	1,557,691
8,500	Endesa SA	224,877
28,000	Enel Americas SA, ADR	237,440
157,000	Enel SpA	1,563,679
4,000	Eni SpA	49,225
6,000	Eni SpA, ADR	148,260
230,000	Hera SpA	881,448
12,000	Hokkaido Electric Power Co. Inc.	54,730
20,000	Hokuriku Electric Power Co.	136,735
14,000	Huaneng Power International Inc., ADR	200,200
216,600	Iberdrola SA	2,790,265
1,800	Innergex Renewable Energy Inc.	31,468
36,000	Korea Electric Power Corp., ADR†	369,360
22,000	Kyushu Electric Power Co. Inc.	216,970
12,000	Shikoku Electric Power Co. Inc.	93,204
15,000	The Chugoku Electric Power Co. Inc.	184,105
14,000	The Kansai Electric Power Co. Inc.	151,474
7,000	Tohoku Electric Power Co. Inc.	66,065
100	Uniper SE	3,621
2,000	Verbund AG	145,415

	U.S. Companies
2,000	ALLETE Inc.	134,380
1,400	Alliant Energy Corp.	75,824
18,500	Ameren Corp.	1,505,160
25,000	American Electric Power Co. Inc.	2,117,500
17,600	Avangrid Inc.	876,656
18,000	Avista Corp.	859,500
600	Black Hills Corp.	40,062
500	CMS Energy Corp.	30,610
10,500	Dominion Energy Inc.	797,580
1,000	DTE Energy Co.	133,140
10,700	Duke Energy Corp.	1,032,871
500	Entergy Corp.	49,735
2,000	Eos Energy Enterprises Inc.†	39,440
17,500	Evergy Inc.	1,041,775
20,700	Eversource Energy	1,792,413
100	FirstEnergy Corp.	3,469
380,000	Gulf Coast Ultra Deep Royalty Trust	15,200
16,000	Hawaiian Electric Industries Inc.	710,880
300	IDACORP Inc.	29,991
10,000	MGE Energy Inc.	713,900
21,200	NextEra Energy Inc.	1,602,932
36,000	NiSource Inc.	867,960
11,000	NorthWestern Corp.	717,200
35,000	OGE Energy Corp.	1,132,600
14,000	Otter Tail Corp.	646,380

The Gabelli Global Utility & Income Trust

Schedule of Investments (Continued) — March 31, 2021 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	ENERGY AND UTILITIES (Continued)
	Energy and Utilities: Integrated (Continued)
	U.S. Companies (Continued)
13,500	PG&E Corp.†	$158,085
14,000	Pinnacle West Capital Corp.	1,138,900
35,000	PNM Resources Inc.	1,716,750
40,500	Portland General Electric Co.	1,922,535
9,900	PPL Corp.	285,516
15,000	Public Service Enterprise Group Inc.	903,150
121,500	The AES Corp.	3,257,415
19,000	The Southern Co.	1,181,040
18,500	Xcel Energy Inc.	1,230,435

		39,702,561

	Environmental Services — 0.3%
	Non U.S. Companies
2,500	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	18,325
900	Pentair plc	56,088
2,500	Suez SA	52,947
13,000	Veolia Environnement SA	333,258

	U.S. Companies
300	Tetra Tech Inc.	40,716

		501,334

	Independent Power Producers and Energy Traders — 0.1%
	Non U.S. Companies
3,000	Atlantica Sustainable Infrastructure plc	109,890

	Natural Gas Integrated — 2.4%
	Non U.S. Companies
80,000	Snam SpA	443,562
1,100	TC Energy Corp.	50,325

	U.S. Companies
30,000	Kinder Morgan Inc.	499,500
61,000	National Fuel Gas Co.	3,049,390
4,000	ONEOK Inc.	202,640

		4,245,417

	Natural Gas Utilities — 2.4%
	Non U.S. Companies
1,500	Enagas SA	32,578
1,000	Engie SA†	14,196
9,800	Engie SA, ADR†	139,846
16,000	Italgas SpA	103,854
101,000	National Grid plc	1,203,022
15,700	National Grid plc, ADR	930,068

	U.S. Companies
6,000	Atmos Energy Corp.	593,100

Shares		Market Value

1,700	Chesapeake Utilities Corp.	$197,336
1,300	ONE Gas Inc.	99,983
10,000	Southwest Gas Holdings Inc.	687,100
2,000	Spire Inc.	147,780

		4,148,863

	Natural Resources — 0.3%
	Non U.S. Companies
12,000	Cameco Corp.	199,320
200	Linde plc	56,028

	U.S. Companies
4,000	APA Corp.	71,600
2,000	Diamondback Energy Inc.	146,980

		473,928

	Oil — 0.3%
	Non U.S. Companies
4,400	PetroChina Co. Ltd., ADR	159,060
10,000	Petroleo Brasileiro SA, ADR	84,800
8,000	Royal Dutch Shell plc, Cl. A, ADR	313,680

	U.S. Companies
1,000	ConocoPhillips	52,970

		610,510

	Services — 2.2%
	Non U.S. Companies
1,000	ABB Ltd.	30,217
35,000	ABB Ltd., ADR	1,066,450
23,000	Enbridge Inc.	837,200
5,726	First Sensor AG	272,624

	U.S. Companies
29,500	AZZ Inc.	1,485,325
10,000	Halliburton Co.	214,600

		3,906,416

	Water — 1.8%
	Non U.S. Companies
1,500	Cia de Saneamento de Minas Gerais-COPASA	4,048
5,000	Consolidated Water Co. Ltd.	67,250
2,000	Fluidra SA	57,110
34,000	Severn Trent plc	1,080,878
35,000	United Utilities Group plc	446,708

	U.S. Companies
500	Artesian Resources Corp., Cl. A	19,690
5,400	California Water Service Group	304,236
8,000	Essential Utilities Inc.	358,000
40,000	Fluence Corp. Ltd.†	6,380
4,000	Middlesex Water Co.	316,080

The Gabelli Global Utility & Income Trust

Schedule of Investments (Continued) — March 31, 2021 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	ENERGY AND UTILITIES (Continued)
	Water (Continued)
	U.S. Companies (Continued)
7,000	SJW Group	$440,930

		3,101,310

	TOTAL ENERGY AND UTILITIES	71,346,632

	OTHER — 28.1%
	Aerospace — 0.4%
	Non U.S. Companies
130,000	Rolls-Royce Holdings plc†	188,717

	U.S. Companies
12,000	AAR Corp.†	499,800

		688,517

	Automotive — 0.0%
	Non U.S. Companies
350	Ferrari NV	73,248

	Building and Construction — 0.9%
	Non U.S. Companies
500	Acciona SA	83,789
1,700	Sika AG	485,637
25,000	Vantage Towers AG†	703,620

	U.S. Companies
4,000	Arcosa Inc.	260,360

		1,533,406

	Business Services — 1.6%
	Non U.S. Companies
48,000	JCDecaux SA†	1,210,226
140,000	Sistema PJSC FC, GDR	1,265,600

	U.S. Companies
10,000	Diebold Nixdorf Inc.†	141,300
7,500	Macquarie Infrastructure Corp.	238,575

		2,855,701

	Computer Software and Services — 1.0%
	Non U.S. Companies
3,600	Prosus NV	400,219
2,000	Tencent Holdings Ltd.	156,931

	U.S. Companies
2,200	Global Payments Inc.	443,476
12,500	Talend SA, ADR†	795,500

		1,796,126

	Consumer Products — 2.4%
	Non U.S. Companies
16,000	Essity AB, Cl. B	505,459

Shares		Market Value

500	Ferguson plc	$59,749
1,500	Salvatore Ferragamo SpA†	28,778
12,000	Scandinavian Tobacco Group A/S	230,229
43,000	Swedish Match AB	3,356,909

		4,181,124

	Consumer Services — 0.7%
	U.S. Companies
30,000	Matthews International Corp., Cl. A	1,186,500

	Diversified Industrial — 1.1%
	Non U.S. Companies
46,000	Ardagh Group SA	1,168,860
600	Sulzer AG	67,481

	U.S. Companies
23,000	Trinity Industries Inc.	655,270

		1,891,611

	Electronics — 1.9%
	Non U.S. Companies
6,500	Kyocera Corp.	412,396
1,000	Signify NV†	51,552
26,000	Sony Group Corp., ADR	2,756,260

	U.S. Companies
400	Hubbell Inc.	74,756

		3,294,964

	Entertainment — 2.1%
	Non U.S. Companies
80,000	Grupo Televisa SAB, ADR†	708,800
24,000	Manchester United plc, Cl. A	377,760
2,000	Naspers Ltd., Cl. N	478,552
46,000	Vivendi SE	1,510,438

	U.S. Companies
16,000	Fox Corp., Cl. B	558,880

		3,634,430

	Financial Services — 4.3%
	Non U.S. Companies
4,500	Brookfield Asset Management Inc., Cl. A	200,250
55,000	Commerzbank AG†	337,198
50,000	Credit Suisse Group AG	523,832
28,000	Credit Suisse Group AG, ADR	296,800
8,000	Deutsche Bank AG†	96,000
65,000	GAM Holding AG†	171,105
15,000	Janus Henderson Group plc	467,250
10,000	Kinnevik AB, Cl. A	517,550
100,000	Resona Holdings Inc.	419,779
30,000	UBS Group AG	465,900
30,000	UBS Group AG	464,529

The Gabelli Global Utility & Income Trust

Schedule of Investments (Continued) — March 31, 2021 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	OTHER (Continued)
	Financial Services (Continued)
	U.S. Companies
7,500	AllianceBernstein Holding LP	$299,925
20,000	Bank of America Corp.	773,800
1,000	M&T Bank Corp.	151,610
15,000	The Bank of New York Mellon Corp.	709,350
2,000	The Goldman Sachs Group Inc.	654,000
17,900	UGI Corp.	734,079
4,000	Wells Fargo & Co.	156,280

		7,439,237

	Food and Beverage — 4.9%
	Non U.S. Companies
110	Chocoladefabriken Lindt & Spruengli AG	960,165
3,000	Chr. Hansen Holding A/S†	272,605
68,000	Davide Campari-Milano NV	761,711
7,500	Diageo plc, ADR	1,231,575
2,000	Fomento Economico Mexicano SAB de CV, ADR	150,660
6,500	Heineken NV	667,888
700	Kerry Group plc, Cl. A	88,082
3,000	Kikkoman Corp.	178,550
55,000	Maple Leaf Foods Inc.	1,253,879
10,000	Nestlé SA	1,114,532
2,000	Pernod Ricard SA	375,381
2,000	Remy Cointreau SA	369,402
1,000	Yakult Honsha Co. Ltd.	50,576

	U.S. Companies
11,000	McCormick & Co. Inc., Non-Voting	980,760

		8,455,766

	Health Care — 0.6%
	U.S. Companies
2,400	Alexion Pharmaceuticals Inc.†	366,984
21,000	Pfizer Inc.	760,830

		1,127,814

	Hotels and Gaming — 2.7%
	Non U.S. Companies
150,000	Genting Singapore Ltd.	102,587
460,000	Mandarin Oriental International Ltd.†	818,800
370,000	The Hongkong & Shanghai Hotels Ltd.	367,901
720,000	William Hill plc†	2,699,850

	U.S. Companies
2,000	Churchill Downs Inc.	454,840
10,000	Extended Stay America Inc.	197,500

		4,641,478

	Machinery — 1.8%
	Non U.S. Companies
185,000	CNH Industrial NV†	2,893,400

Shares		Market Value

	U.S. Companies
3,000	Xylem Inc.	315,540

		3,208,940

	Specialty Chemicals — 1.5%
	Non U.S. Companies
6,000	Axalta Coating Systems Ltd.†	177,480
600	Givaudan SA	2,312,014

	U.S. Companies
300	Air Products and Chemicals Inc.	84,402

		2,573,896

	Transportation — 0.2%
	U.S. Companies
4,500	GATX Corp.	417,330

	TOTAL OTHER	49,000,088

	COMMUNICATIONS — 16.3%
	Cable and Satellite — 5.2%
	Non U.S. Companies
11,000	Cogeco Inc.	848,611
70,000	ITV plc†	115,947
27,100	Liberty Global plc, Cl. A†	695,386
44,000	Liberty Global plc, Cl. C†	1,123,760
30,000	Liberty Latin America Ltd., Cl. A†	384,900
45,000	Rogers Communications Inc., Cl. B	2,074,500

	U.S. Companies
200	Charter Communications Inc., Cl. A†	123,404
16,000	Comcast Corp., Cl. A	865,760
38,000	DISH Network Corp., Cl. A†	1,375,600
6,000	EchoStar Corp., Cl. A†	144,000
168	Liberty Broadband Corp., Cl. B†	25,158
3,632	Liberty Latin America Ltd., Cl. C†	47,143
85,000	WideOpenWest Inc.†	1,155,150

		8,979,319

	Telecommunications — 9.4%
	Non U.S. Companies
37,000	BCE Inc.	1,670,180
140,000	BT Group plc, Cl. A†	298,770
44,000	Deutsche Telekom AG	885,951
56,000	Deutsche Telekom AG, ADR	1,133,440
25,000	Euskaltel SA	325,424
465,000	Koninklijke KPN NV	1,578,114
12,000	Maroc Telecom	182,941
90,000	Orange Belgium SA	2,416,935
5,000	Orange SA, ADR	61,650
27,000	Orascom Investment Holding, GDR	1,350
60,000	Pharol SGPS SA†	8,232

The Gabelli Global Utility & Income Trust

Schedule of Investments (Continued) — March 31, 2021 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	COMMUNICATIONS (Continued)
	Telecommunications (Continued)
	Non U.S. Companies (Continued)
8,000	Proximus SA	$174,124
1,200	Swisscom AG	643,707
2,000	Swisscom AG, ADR	107,740
40,000	Telecom Italia SpA	21,634
13,500	Telefonica Brasil SA, ADR	106,245
45,000	Telefonica Deutschland Holding AG	131,929
72,791	Telefonica SA, ADR	329,743
70,000	Telekom Austria AG	551,638
24,000	Telenet Group Holding NV	973,247
5,000	TELUS Corp.	99,586
300,000	VEON Ltd., ADR†	531,000

	U.S. Companies
7,000	AT&T Inc.	211,890
6,000	Loral Space & Communications Inc.	226,020
60,000	Lumen Technologies Inc.	801,000
10,000	Shenandoah Telecommunications Co.	488,100
15,000	Telephone and Data Systems Inc.	344,400
1,000	T-Mobile US Inc.†	125,290
32,000	Verizon Communications Inc.	1,860,800

		16,291,080

	Wireless Communications — 1.7%
	Non U.S. Companies
3,000	America Movil SAB de CV, Cl. L, ADR	40,740
5,000	Infrastrutture Wireless Italiane SpA	55,703
20,000	Millicom International Cellular SA, SDR†	769,455
6,000	Mobile TeleSystems PJSC, ADR	50,040
6,000	SK Telecom Co. Ltd., ADR	163,380
20,000	Turkcell Iletisim Hizmetleri A/S, ADR	93,400
75,000	Vodafone Group plc, ADR	1,382,250

	U.S. Companies
4,000	Anterix Inc.†	188,640
8,000	United States Cellular Corp.†	291,840

		3,035,448

	TOTAL COMMUNICATIONS	28,305,847

	INDEPENDENT POWER PRODUCERS AND ENERGY TRADERS — 0.3%
	Independent Power Producers and Energy Traders — 0.3%
	U.S. Companies
150,000	Atlantic Power Corp.†	433,500
3,000	NRG Energy Inc.	113,190

		546,690

	TOTAL INDEPENDENT POWER PRODUCERS AND ENERGY TRADERS	546,690

Shares		Market Value
	DIVERSIFIED INDUSTRIAL — 0.0%
	Electronics — 0.0%
	U.S. Companies
100	Roper Technologies Inc.	$40,334

	ENVIRONMENTAL SERVICES — 0.0%
	Water — 0.0%
	U.S. Companies
1,500	Evoqua Water Technologies Corp.†	39,450

	TOTAL COMMON STOCKS	149,279,041

	CLOSED-END FUNDS — 0.1%
10,000	Altaba Inc., Escrow†	145,500

	RIGHTS — 0.0%
	ENERGY AND UTILITIES — 0.0%
	Diversified Industrial — 0.0%
	Non U.S. Companies
80,000	Snam SpA, expire 04/07/21†	82

	OTHER — 0.0%
	Health Care — 0.0%
	Non U.S. Companies
17,029	Ipsen SA/Clementia, CVR†(a)	0

	TOTAL RIGHTS	82

	WARRANTS — 0.0%
	ENERGY AND UTILITIES — 0.0%
	Natural Resources — 0.0%
	U.S. Companies
1,500	Occidental Petroleum Corp., expire 08/03/27†	17,865

	Services — 0.0%
	Non U.S. Companies
2,850	Weatherford International plc, expire 12/13/23†	1,226

	TOTAL ENERGY AND UTILITIES	19,091

	TOTAL WARRANTS	19,091

Principal Amount

	U.S. GOVERNMENT OBLIGATIONS — 14.3%
$24,918,000	U.S. Treasury Bills, 0.025% to 0.115%††, 04/22/21 to 09/23/21	24,917,318

	TOTAL INVESTMENTS — 100.0% (Cost $133,683,546)	$174,361,032

The Gabelli Global Utility & Income Trust

Schedule of Investments (Continued) — March 31, 2021 (Unaudited)

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt
CVR	Contingent Value Right
GDR	Global Depositary Receipt
SDR	Swedish Depositary Receipt

Geographic Diversification	% of Total Investments	Market Value

North America	57.9%	$100,905,051

Europe	35.6	62,146,396

Japan	2.9	5,111,541

Asia/Pacific	2.3	4,002,739

Latin America	0.9	1,532,462

South Africa	0.3	478,552

Africa/Middle East	0.1	184,291

Total Investments	100.0%	$174,361,032